SUPPLEMENTAL DISCLOSURES ON STATEMENTS OF CASH FLOWS (Narrative) (Details)	12 Months Ended
	Mar. 31, 2024 CAD ($) Share	Mar. 31, 2023 CAD ($) Share	Dec. 22, 2023 CAD ($)
Supplemental Cash Flow Information [Abstract]
Short-term investments, classified as cash equivalents | $	$ 0	$ 200,000	$ 200,000
Number of share options exercised in cashless exercise | Share	1,900,000	233,333
Number of cashless stock option exercise | Share	472,304	62,409
Stock options exercised compensation received | $	$ 958,000	$ 153,666